U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, 2nd Floor
Milwaukee, Wisconsin  53202

November 26, 2014

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Baird Funds, Inc.
Securities Act Registration No: 333-40128
Investment Company Act Registration No: 811-09997
Baird Long-Term Credit Bond Fund (S000047212)

Dear Sir or Madam:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith by the Trust on behalf of its series, the Baird Long-Term Credit Bond Fund, is Post-Effective Amendment No. 46 and Amendment No. 48 to the Trust’s Registration Statement on Form N-1A for the sole purpose of designating December 26, 2014 as the new effective date for Post-Effective Amendment No. 43 and Amendment No. 45, previously filed on Form N-1A on August 15, 2014.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5586.

Very truly yours,

/s/ Michael D. Barolsky

Michael D. Barolsky, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures